RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.   RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of Related Parties	Relationship with the Group
Taobao (China) Software Co. Ltd (“Taobao Software ”)	Entity controlled by a principal shareholder of the Group
Zhejiang Cainiao Supply Chain Management Co. Ltd (“Cainiao”)	Entity controlled by a principal shareholder of the Group
Alibaba Cloud Computing Co. Ltd (“Ali Cloud”)	Entity controlled by a principal shareholder of the Group

b)	The Group had the following related party transactions:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Rendering of express delivery and supply chain management services:
Cainiao	271,422	489,999	652,352	94,880

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Rental of warehouse as a lessee:
Cainiao	—	8,731	9,076	1,320

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating costs paid on behalf of the Company:
Cainiao	—	19,892	16,433	2,390

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Commission fee paid to related party:
Cainiao	—	—	3,489	507

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating costs paid to related party:
Ali Cloud	—	—	4,756	692

c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Amounts due from related parties:
Cainiao	164,894	197,488	28,723

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Amounts due to related parties:
Cainiao	12,011	12,429	1,807
Taobao Software	891	—	—
	12,902	12,429	1,807